Exhibit 99.1

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: January 13, 2014

DATES
Collection Period	10
Collection Period Beginning Date	12/01/2013
Collection Period Ending Date	12/31/2013
Payment Date	1/15/2014

I DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	0.0%	$0.00	$0.00	$0.00
Class A-2 Notes	39.3%	$149,604,533.30	$12,204,331.50	$137,400,201.80
Class A-3 Notes	41.2%	$157,000,000.00	$0.00	$157,000,000.00
Class A-4 Notes	14.5%	$55,250,000.00	$0.00	$55,250,000.00
Class B Notes	2.6%	$10,000,000.00	$0.00	$10,000,000.00
Class C Notes	2.3%	$8,754,000.00	$0.00	$8,754,000.00

Total Securities	100.0%	$380,608,533.30	$12,204,331.50	$368,404,201.80

Overcollateralization		$2,000,016.00		$2,000,016.00
Reserve Account Balance		$1,500,037.83	$0.00	$1,500,037.83

Net Pool Balance		$382,608,549.30		$370,404,217.80

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	0.22000%	$0.00	$0.00
Class A-2 Notes	0.45000%	$149,604,533.30	$56,101.70
Class A-3 Notes	0.61000%	$157,000,000.00	$79,808.33
Class A-4 Notes	0.83000%	$55,250,000.00	$38,214.58
Class B Notes	1.21000%	$10,000,000.00	$10,083.33
Class C Notes	1.74000%	$8,754,000.00	$12,693.30

		$380,608,533.30	$196,901.24

II AVAILABLE FUNDS

Interest Collections	$826,783.88
Principal Collections (Including Repurchases)	$12,162,005.81
Liquidation Proceeds	$34,078.00
Less Advances*	($1,147.00)
Investment Earnings (to be remitted to servicer with servicing fees)	$100.90

Total Collections	$13,021,821.59
Reserve Account Draw Amount	$0.00

Total Available Funds	$13,021,821.59

III DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall
Servicing Fees	$318,941.36	$318,941.36	$0.00
Class A-1 Notes	$0.00	$0.00	$0.00
Class A-2 Notes	$56,101.70	$56,101.70	$0.00
Class A-3 Notes	$79,808.33	$79,808.33	$0.00
Class A-4 Notes	$38,214.58	$38,214.58	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Class B Note Interest	$10,083.33	$10,083.33	$0.00
Second Allocation of Principal	$1,450,315.50	$1,450,315.50	$0.00
Class C Note Interest	$12,693.30	$12,693.30	$0.00
Third Allocation of Principal	$8,754,000.00	$8,754,000.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$2,000,016.00	$2,000,016.00	$0.00
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Accrued and unpaid fees to indenture trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$301,647.49	$301,647.49	$0.00

	$13,021,821.59	$13,021,821.59

Principal Payment:
First Allocation of Principal	$0.00
Second Allocation of Principal	$1,450,315.50
Third Allocation of Principal	$8,754,000.00
Regular Principal Distribution Amount	$2,000,016.00

Total	$12,204,331.50

IV POOL INFORMATION

Beginning of Current Period
Pool Balance	$370,404,218.00
Number of Receivables Outstanding	21,299
Weighted Average Contract Rate	2.55%
Weighted Average Remaining Term (mos)	49.40

V OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$1,500,037.83
Initial Target Credit Enhancement Overcollateralization Amount	$2,000,016.00
Target Credit Enhancement Overcollateralization Amount	$2,000,016.00
Beginning Period Overcollateralization Amount	$2,000,016.00
Ending Period Overcollateralization Amount	$2,000,016.00

Overcollateralization Shortfall	$0.00

VI RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$1,500,037.83
Beginning Reserve Account Balance	$1,500,037.83
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$1,500,037.83

VII LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$8,247.69
Realized Losses for Collection Period	$8,247.69
Liquidation Proceeds for Collection Period	$0.00

Net Losses for Collection Period	$8,247.69
Cumulative Losses (net of recoveries) for All Collection Periods	$13,687.56
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.00274%

	# of Receivables	Amount
Receivables 31-59 Days Delinquent	10	$194,282.11
As % of Ending Pool Balance		0.052%
Receivables 60 - 89 Days Delinquent	1	$25,120.03
As % of Ending Pool Balance		0.007%
Receivables 90 - 119 Days Delinquent	1	$5,629.16
As % of Ending Pool Balance		0.002%
Receivables 120 - 150 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Receivables 150 + Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Total Delinquencies	12	$225,031.30
As % of Ending Pool Balance		0.061%
Total Repossession	1	$17,599.98

*	Advance expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).